Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Goodwill And Other Intangible Assets, Net [Abstract]
2013	$ 45,734
2014	43,219
2015	36,901
2016	28,106
2017	16,556
2018 and after	$ 44,447